Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards
Valuation allowance			$ 1.6	$ 1.1
Operating loss carryforward			$ 42.9
Effective tax rate (as percentage)	50.20%	25.20%	(0.20%)	13.60%	12.00%
Foreign
Operating Loss Carryforwards
Valuation allowance			$ 6.9
Operating loss carryforward			5.5
2031 | Federal
Operating Loss Carryforwards
Operating loss carryforward			38.5
2026 | Foreign
Operating Loss Carryforwards
Operating loss carryforward			$ 5.9